Definition of Terms in Fund Name	Sep. 10, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, at least 80% of the trust’s net assets will be invested in securities of companies headquartered and/or incorporated in the U.S. that the sponsor believes will be leaders of the “new American economy”. For this purpose, the sponsor defines the “new American economy” as the portion of the American economy that has evolved rapidly in recent years in connection with the changing ways in which humans and businesses operate and interact and which was further accelerated by the COVID-19 pandemic, particularly in the areas of technology, health care and E-commerce.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of equity securities of companies that the sponsor believes will be leaders in an evolving “new American economy”. The way in which humans and businesses operate and interact continues to evolve, and that rate of change has never been faster. This evolution has occurred in areas including technology, health care, and commerce. The sponsor believes the rapid evolution taking place, which accelerated during the COVID-19 pandemic, form the basis of a new American economy, led by these three areas. The sponsor sought to identify innovative and quality U.S. companies with the potential to thrive in this new American economy. The sponsor selected securities from the thematic areas of health care, technology, and E-Commerce in an effort to find quality U.S. companies that the sponsor believes to be proven innovators and will likely continue that trend in the new American economy. The sponsor selected the trust’s portfolio from companies meeting the following criteria as of the time of selection: •Had equity securities actively traded on a U.S. exchange; •Were incorporated or domiciled in the U.S.; •Had equity securities with an average daily trading volume of $500,000 or greater; and •Were within the thematic areas of health care, technology or E-Commerce. Health care and technology companies are defined as those companies categorized under the health care and information technology Global Industry Classification Standard (GICS®) sectors, respectively. E-Commerce companies are defined as companies in the following GICS®Sub-Industries: •Communication Services — Media & Entertainment — Interactive Media & Services — Interactive Media & Services;•Consumer Discretionary — Consumer Discretionary Distribution & Retail — Broadline Retail — Broadline Retail GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Discretionary – Consumer Discretionary Distribution & Retail – Distributors – Distributors GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Discretionary — Consumer Discretionary Distribution & Retail — Specialty Retail — Apparel Retail GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Discretionary — Consumer Discretionary Distribution & Retail— Specialty Retail—Automotive Retail GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Discretionary — Consumer Discretionary Distribution & Retail — Specialty Retail — Other Specialty Retail GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Discretionary — Consumer Durables & Apparel — Leisure Products — Leisure Products GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Discretionary — Consumer Services — Hotels, Restaurants & Leisure — Restaurants GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Consumer Staples – Consumer Staples Distribution & Retail – Consumer Staples Distribution & Retail – Consumer Staples Merchandise Retail GICS®Sub-Industry that the sponsor has determined are actively involved in the cycle of buying and selling goods and services electronically;•Financials — Financial Services — Financial Services — Transaction & Payment Processing Services;•Industrials — Transportation — Air Freight & Logistics — Air Freight & Logistics;•Information Technology — Software & Services — IT Services — Internet Services & Infrastructure;•Information Technology — Technology Hardware & Equipment — Technology Hardware, Storage & Peripherals — Technology Hardware, Storage & Peripherals; and•Real Estate — Equity Real Estate Investment Trusts (REITs) — Industrial REITs — Industrial REITs.From the securities meeting the above criteria, the sponsor selected the 30 securities that most closely meet the following criteria: •Had analyst coverage, with more than one analyst providing coverage; •Had a high analyst consensus rating that equates to a consensus “Buy” or better; •Had a positive twelve-month price target gain percentage; and •Had an Altman Z-Score of 3 or greater. Altman’s Z-Score is a formula published in 1968 by Edward I. Altman, who was, at the time, an Assistant Professor of Finance at New York University. The formula is designed to be used to predict the probability that a firm will go into bankruptcy within two years. The Altman Z-Score is a composite score based on five financial ratios that are found on a company’s annual 10-K report. These ratios are used to evaluate a company’s profitability, leverage, solvency and activity in an effort to predict whether a company has a high probability of being insolvent. The five ratios used are: •working capital/total assets; •retained earnings/total assets; •earnings before interest and taxes (“EBIT”)/total assets; •market value of equity/total liabilities; and •sales/total assets. The higher the Z-Score, the lower the predicted probability of bankruptcy. A score below 1.8 indicates bankruptcy is predicted to be imminent. A score above 3 indicates bankruptcy is predicted to be unlikely. In selecting the portfolio for the trust, the sponsor also considered the following factors, among others: •Valuation; •Financial Strength; •Earnings; •Profitability; and •Dividends. The sponsor used no market capitalization policy in selecting the securities for the trust.